Note 5 - Related Party Transactions (Details Textual)	3 Months Ended			12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Revenue from Related Parties	$ 60,000		$ 60,000
Due to Related Parties	7,316				$ 11,539
Related Party Transaction Amounts of Transaction Per Crew Member Per Month	50
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction	500,000		500,000
Eurobulk Ltd. [Member] | Vessel Management Fees (Member)
Related Party Transaction Daily Fee Per Vessel Per Day in Operation | €		€ 685
Related Party Transaction, Amounts of Transaction	859,594		794,196
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 35,101		26,174
Related Party Transaction Commission on Premium, Maximum, Percentage	5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 33,038		31,665
Vessel Management Fees (Member) | Eurobulk Ltd. [Member]
Service Management Costs Daily Fee Related Party | €				€ 685
Vessel Sales [Member] | Eurochart [Member]
Related Party Transaction Commission, Percentage	1.00%	1.00%
Vessel Sales [Member] | Eurochart [Member] | MV RT Dagr and M/V Eleni P [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 53,871
Vessel Sales [Member] | Eurochart [Member] | M/V Aristides [Member]
Related Party Transaction, Expenses from Transactions with Related Party			28,055
Charter Revenues [Member] | Eurochart [Member]
Related Party Transaction Commission, Percentage	1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party	$ 109,186		85,701
Vessel Acquisition [Member] | Eurochart [Member] | M/V Tasos [Member]
Related Party Transaction, Expenses from Transactions with Related Party	44,000
Vessel Acquisition [Member] | Eurochart [Member] | MV Alexandros P [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 90,000
Vessel Acquisition [Member] | Eurochart [Member] | M/V Xenia [Member]
Related Party Transaction, Expenses from Transactions with Related Party			$ 213,500